CONDENSED CONSOLIDATED BALANCE SHEETS (PARENTHETICALS)	Jun. 30, 2013	Dec. 31, 2012
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Common Unitholders, units issued	65,284,163	60,109,163
Common Unitholders, units outstanding	65,284,163	60,109,163
General Partners, units issued	1,332,334	1,226,721
General Partners, units outstanding	1,332,334	1,226,721